Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related parties with transactions and related party relationships
Name of Related Party	Relationship to the Company
Mr. Hengfang Li	CEO and Chairman of the Board of Directors
Ms. Hong Ma	Wife of the CEO
Reto International Trading Co. Ltd	The owner of the entity holds more than 5% of the Company’s outstanding common stock
Q Green Techcon Private Limited	Owned by the minority Shareholder of REIT India
Shexian Ruibo Environmental Science and Technology Co., Ltd (Shexian Ruibo)	The Company owns 41.67% ownership interest in Shexian Ruibo
Zhongrong Honghe Eco Construction Materials Co., Ltd	An entity controlled by the CEO’s wife
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	An entity controlled by the CEO’s wife
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by the CEO

Schedule of due to related parties
	December 31, 2020	December 31, 2019
Mr. Hengfang Li	$764,533	$405,222

Schedule of accounts receivable from related party
	December 31, 2020	December 31, 2019
Accounts receivable – related party
- Reto International Trading Co. Ltd	$202,074	$469,474
Total accounts receivable from related party	$202,074	$469,474

Schedule of advance to supplier, related party
	December 31, 2020	December 31, 2019
Advance to supplier – related party
- Q Green Techcon Private Limited	$162,014	$-
Shexian Ruibo*	3,872,110
Total	$4,034,124	$-
*

the balance represents the Company’s purchase advances for eco-material and equipment supplied by Shexian Ruibo. Shexian Ruibo is committed to deliver the related materials and equipment in aggregated of approximately $2.1 million by July 31, 2021 based on the purchase orders between the Company and Shexian Ruibo. The rest of prepayments are expected to be fully utilized before the fourth quarter of 2021.

Schedule of accounts payables to related parties
	December 31, 2020	December 31, 2019
Accounts payable – related part
- Q Green Techcon Private Limited	$-	$1,361,253
- Shexian Ruibo.	153,344	123,796
Total	$153,344	$1,485,049

Schedule of sales to related parties
	For the years ended December 31,
	2020	2019	2018
Sales to related parties
Zhongrong Honghe Eco Construction Materials Co., Ltd	$-	$-	$56,767
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	-	-	233,559
Hunyuan Baiyang Food Co., Ltd.	-	83,972	-
Reto International Trading Co. Ltd.	-	-	1,139,440
Shexian Ruibo	228,814
Total	$228,814	$83,972	$1,940,811

Schedule of purchases from related parties
	For the years ended December 31,
	2020	2019	2018
Purchase from a relate party
Shexian Ruibo	$1,837,841	$-	$5,843,564
Q Green Techcon Private Limited.	1,039,152	2,021,934	-
Total	$2,876,993	$2,021,934	$5,843,564